August 31, 2022

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allspring Funds Trust
Registration Statement on Form N-14
File Number: 333-74295

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Allspring Funds Trust (the “Trust”). This filing relates to the acquisition of the assets of:

-- 361 Domestic Long/Short Equity Fund, a series of Investment Managers Series Trust, by and in exchange for shares of Allspring U.S. Long/Short Equity Fund, a series of the Trust (an “Acquiring Fund”);
-- 361 Global Long/Short Equity Fund, a series of Investment Managers Series Trust, by and in exchange for shares of Allspring Global Long/Short Equity Fund, a series of the Trust (an “Acquiring Fund”).

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special meeting of shareholders of 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund (each a “Target Fund”), at which shareholders of each Target Fund will be asked to vote on the proposed acquisition of each Target Fund by its corresponding Acquiring Fund. Included in the Registration Statement is the form-of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectfully requests an effective date of September 30, 2022 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (857) 990-1101.

Very truly yours,

/s/ Maureen Towle

Maureen Towle, Esq.
Allspring Legal Department

Enclosures